INCOME TAXES (Tables) - Key Mining Corp [Member]	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPONENTS OF NET LOSS
	2024	2023
United States	(2,717,912)	(1,940,858)
Chile	(1,679,867)	(3,589,341)
Net loss	(4,397,779)	(5,530,199)

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATES

Reconciliation of the statutory federal income tax rates consists of the following:

	2024	2023
Federal statutory rate	21.0%	21.0%

Non-deductible item: stock based compensation	-	(0.2)%
Change in valuation allowance	(21.0)%	(20.8)%
	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS
	2024	2023
Deferred tax asset
Net operating loss	$(2,704,072)	$1,780,538
	2,704,072	1,780,538
Valuation allowance	(2,704,072)	(1,780,538)
Net deferred tax asset	$-	$-